VIA EDGAR

Bingham McCutchen LLP

355 South Grand Avenue, Suite 4400

Los Angeles, California 90071

March 29, 2012

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, D.C. 20549

Re: Investment Managers Series Trust (filing relates to FAMCO MLP & Energy Infrastructure Fund)

(File No. 811-21719)

Dear Sir or Madam:

We are attaching for filing on behalf of Investment Managers Series Trust (“Registrant”) Amendment No. 241 to Registrant’s Registration Statement on Form N-1A pursuant to the Investment Company Act of 1940, as amended, relating to Registrant’s FAMCO MLP & Energy Infrastructure Fund series (the “Fund”).

The attached Amendment is being filed for the purpose of updating the financial information and other non-material information contained in the prospectus and statement of additional information for the Fund currently in effect.

Please direct any inquiries regarding this filing to me at (714) 830-0679 or Michael Glazer at (213) 680-6646.

Very truly yours,

/s/ Laurie A. Dee

Laurie A. Dee

Enclosures